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                                                           [LOGO OF METLIFE (R)]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

January 5, 2012

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company and
     MetLife Investors Variable Annuity Account One
     File Nos. 333-54358/811-05200
     (Class A)
     Rule 497(j) Certification
     ----------------------------------------------------

Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2011, as revised and reprinted December 30, 2011 and Statement of Additional Information ("SAI") dated May 1, 2011, as revised December 30, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 28 for the Account filed electronically with the Commission on December 27, 2011.

If you have any questions, please contact me at (617) 578-4796.

Sincerely,


/s/ Paula Minella
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Paula Minella
Counsel
Metropolitan Life Insurance Company